6. OIL AND GAS PROPERTY INTERESTS (Details - Minimum lease payments)	Dec. 31, 2016 USD ($)
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
2017	$ 212,289
2018	212,289
2019	212,289
2020	212,289
2021	180,257
Thereafter	83,552
Total	$ 1,112,965